Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 786	$ 430
Deferred income tax expense	1	207
Total income tax expense	$ 787	$ 637